Share-Based Compensation - Summary Of Share-Based Compensation Expense (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended				12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								$ 54.8		$ 69.2		$ 70.2
Impact of accelerated vesting on equity awards		$ 4.6	$ 0.0	$ 4.6		$ 0.5		7.7	[1]	4.2	[1]	0.0	[1]
Total share-based compensation expense		8.6	13.5	17.0		21.4		62.5		73.4		70.2
Tax impact								(15.1)		(17.8)		(16.7)
Reduction in net income								47.4		55.6		53.5
Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense		0.2	0.5	0.4		0.9
Share appreciation rights
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense		$ 0.2	$ 0.1	0.3		0.2
Reportable Subsegments
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								39.8		42.5		50.6
Reportable Subsegments | Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								1.7		2.3		9.6
Reportable Subsegments | Restricted share units and other share-based compensation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								37.7		39.3		38.6
Reportable Subsegments | Share appreciation rights
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								0.4		0.9		2.4
Corporate Segment
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								15.0		26.7		19.6
Starz Business of Lions Gate Entertainment Corp
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:				9.3		12.1		23.2		25.7		28.0
Impact of accelerated vesting on equity awards	[1]			0.3	[2]	0.9	[2]	1.4		0.0		0.0
Total share-based compensation expense				9.6	[3]	13.0	[3]	24.6		25.7		28.0
Tax impact								(5.9)		(6.2)		(6.7)
Reduction in net income								18.7		19.5		21.3
Starz Business of Lions Gate Entertainment Corp | Reportable Subsegments
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								17.6		16.0		20.2
Starz Business of Lions Gate Entertainment Corp | Reportable Subsegments | Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								0.0		0.4		2.2
Starz Business of Lions Gate Entertainment Corp | Reportable Subsegments | Restricted share units and other share-based compensation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:				8.6		9.3		17.6		15.7		16.9
Starz Business of Lions Gate Entertainment Corp | Reportable Subsegments | Share appreciation rights
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:								0.0		(0.1)		1.1
Starz Business of Lions Gate Entertainment Corp | Corporate Segment
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:				$ 0.7		$ 2.8		$ 5.6		$ 9.7		$ 7.8

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
[2]	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
[3]	Entered into during the three months ended September 30, 2024.